                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999
                                               __________________

Check here if Amendment [ ]; Amendment Number:________
This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings
                                            entries.
Institutional Investment Manager Filing this Report:

Name:     W.G. Spears Grisanti & Brown LLC
          _____________________________________________
Address:  45 Rockerfeller Plaza
          _____________________________________________
          33rd Floor
          _____________________________________________
          New York, New York 10111
          _____________________________________________

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Christopher C. Grisanti
       _____________________________________________
Title: Principal
       _____________________________________________
Phone: 212-903-1200
       _____________________________________________

Signature, Place and Date of Signing:

/s/ Christopher C. Grisanti     New York, New York            2/14/2000
____________________________   ______________________       ________________
[Signature]                      [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0
                                                _________________
Form 13F Information Table Entry Total:         118
                                                _________________
Form 13F Information Table Value Total:       $ 517,263
                                                _________________
                                                (thousands)

List of Other Included Mangers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None.

                        WG SPEARS GRISANTI & BROWN LLC

                          Form 13F Information Table


------------------------------------------------------------------------------------------------------------------------------------
      Column 1          Column 2   Column 3     Column 4     Column 5                     Column 6   Column 7        Column 8
------------------------------------------------------------------------------------------------------------------------------------
      Name of             Title    CUSIP          Value      Shares    SH/PRN  Put/Call  Investment   Other       Voting authority
      issuer              of                    (x $1000)  or Principal                  discretion  managers  ---------------------
                          class                              Amount                                             Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
America Intl Group        Common   026874107     35,252     326,033                       Sole                  326,033
------------------------------------------------------------------------------------------------------------------------------------
Mediaone Group Inc C      Common   58440J104     21,812     283,973                       Sole                  283,973
------------------------------------------------------------------------------------------------------------------------------------
Intel Corp                Common   458140100     19,667     238,941                       Sole                  238,941
------------------------------------------------------------------------------------------------------------------------------------
Federal Natl Mortgag      Common   313586109     15,663     250,865                       Sole                  250,865
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp            Common   594918104     15,357     131,540                       Sole                  131,540
------------------------------------------------------------------------------------------------------------------------------------
Partner RE Ltd.           Common   G6852T105     14,501     447,047                       Sole                  447,047
------------------------------------------------------------------------------------------------------------------------------------
General Mtrs Corp         Common   370442105     13,338     183,500                       Sole                  183,500
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems Inc         Common   17275R102     13,192     123,148                       Sole                  123,148
------------------------------------------------------------------------------------------------------------------------------------
Gannett Co                Common   364730101     11,945     146,460                       Sole                  146,460
------------------------------------------------------------------------------------------------------------------------------------
Navistar Intl             Common   63934E108     10,788     229,550                       Sole                  229,550
------------------------------------------------------------------------------------------------------------------------------------
Interstate Bakeries       Common   46072H108     10,235     564,702                       Sole                  564,702
------------------------------------------------------------------------------------------------------------------------------------
American Home Prods       Common   026609107     10,029     255,516                       Sole                  255,516
------------------------------------------------------------------------------------------------------------------------------------
AMR Corp                  Common   001765106      9,302     138,840                       Sole                  138,840
------------------------------------------------------------------------------------------------------------------------------------
Hyperion Solutions C      Common   44914M104      9,261     212,900                       Sole                  212,900
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc                Common   717081103      9,271     285,822                       Sole                  285,822
------------------------------------------------------------------------------------------------------------------------------------
Schering Plough Corp      Common   806605101      9,155     216,070                       Sole                  216,070
------------------------------------------------------------------------------------------------------------------------------------
AK Steel Holding Cor      Common   001547108      8,756     463,897                       Sole                  463,897
------------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp              Common   372917104      8,556     190,145                       Sole                  190,145
------------------------------------------------------------------------------------------------------------------------------------
Cornerstone Properti      Common   21922H103      8,340     570,300                       Sole                  570,300
------------------------------------------------------------------------------------------------------------------------------------
Smithkline Beecham        Common   832378301      8,320     129,757                       Sole                  129,757
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc             Common   172967101      7,918     142,200                       Sole                  142,200
------------------------------------------------------------------------------------------------------------------------------------
Intl Business Machine     Common   459200101      7,603      70,480                       Sole                   70,480
------------------------------------------------------------------------------------------------------------------------------------
C.I.T. Group Inc-A        Common   125577106      7,495     354,803                       Sole                  354,803
------------------------------------------------------------------------------------------------------------------------------------
Ace Ltd.                  Common   G0070K103      7,405     443,773                       Sole                  443,773
------------------------------------------------------------------------------------------------------------------------------------
Texaco Inc.               Common   881694103      7,343     135,209                       Sole                  135,209
------------------------------------------------------------------------------------------------------------------------------------
Bristol Myers Squibb      Common   110122108      7,110     110,780                       Sole                  110,780
------------------------------------------------------------------------------------------------------------------------------------
Cousins Properties        Common   222795106      6,920     203,932                       Sole                  203,932
------------------------------------------------------------------------------------------------------------------------------------
AT&T                      Common   001957109      6,525     128,425                       Sole                  128,425
------------------------------------------------------------------------------------------------------------------------------------
Keycorp New               Common   493267108      6,353     287,158                       Sole                  287,158
------------------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd.           Common   G98255105      6,272     120,920                       Sole                  120,920
------------------------------------------------------------------------------------------------------------------------------------
Synopsys Inc.             Common   871607107      6,161      92,300                       Sole                   92,300
------------------------------------------------------------------------------------------------------------------------------------
Washington Post Co C      Common   939640108      6,051      10,877                       Sole                   10,877
------------------------------------------------------------------------------------------------------------------------------------
Delphi Automotive Sy      Common   247126105      5,790     367,682                       Sole                  367,682
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories       Common   002824100      5,654     155,720                       Sole                  155,720
------------------------------------------------------------------------------------------------------------------------------------
Keycorp (Chase)           Common   49326710K      5,531     250,000                       Sole                  250,000
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp          Common   30231G102      5,152      63,952                       Sole                   63,952
------------------------------------------------------------------------------------------------------------------------------------
Sprint Corp               Common   852061100      4,935      73,324                       Sole                   73,324
------------------------------------------------------------------------------------------------------------------------------------
Amgen Inc                 Common   031162100      4,684      78,000                       Sole                   78,000
------------------------------------------------------------------------------------------------------------------------------------
Nokia Corp.               Common   654902204      4,585      24,000                       Sole                   24,000
------------------------------------------------------------------------------------------------------------------------------------
Polaroid                  Common   731095105      4,577     243,303                       Sole                  243,303
------------------------------------------------------------------------------------------------------------------------------------
Avatar Holdings Inc.      Common   053494100      4,477     247,035                       Sole                  247,035
------------------------------------------------------------------------------------------------------------------------------------
EMC Corp Mass             Common   268648102      4,479      41,000                       Sole                   41,000
------------------------------------------------------------------------------------------------------------------------------------
America On Line Inc       Common   02364J104      4,419      58,244                       Sole                   58,244
------------------------------------------------------------------------------------------------------------------------------------
Amsouth Bancorpor         Common   032165102      4,318     223,607                       Sole                  223,607
------------------------------------------------------------------------------------------------------------------------------------
Cleveland Cliffs Inc.     Common   185896107      4,313     138,600                       Sole                  138,600
------------------------------------------------------------------------------------------------------------------------------------
Aetna Inc                 Common   008117103      4,185      75,000                       Sole                   75,000
------------------------------------------------------------------------------------------------------------------------------------
NCR Corp New              Common   62886E108      3,942     104,100                       Sole                  104,100
------------------------------------------------------------------------------------------------------------------------------------
Pitney Bowes Inc.         Common   724479100      3,784      78,340                       Sole                   78,340
------------------------------------------------------------------------------------------------------------------------------------
U S Home Corp             Common   911920106      3,599     140,800                       Sole                  140,800
------------------------------------------------------------------------------------------------------------------------------------
Xerox Corp                Common   984121103      3,421     150,800                       Sole                  150,800
------------------------------------------------------------------------------------------------------------------------------------
Bio Chem Pharmaceuti      Common   09058T108      3,376     155,240                       Sole                  155,240
------------------------------------------------------------------------------------------------------------------------------------
Chubb Corp                Common   171232101      3,394      60,274                       Sole                   60,274
------------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp      Common   16161A108      3,303      42,522                       Sole                   42,522
------------------------------------------------------------------------------------------------------------------------------------
Keycorp (Escrow)          Common   49326710E      3,259     147,328                       Sole                  147,328
------------------------------------------------------------------------------------------------------------------------------------
Unocal Corp               Common   915289102      3,163      94,247                       Sole                   94,247
------------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies       Common   549463107      3,043      40,584                       Sole                   40,584
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
First Data Corp           Common   319963104      2,960      60,042                       Sole                   60,042
------------------------------------------------------------------------------------------------------------------------------------
Philip Morris Cos In      Common   718154107      2,866     124,652                       Sole                  124,652
------------------------------------------------------------------------------------------------------------------------------------
Gen Motors Cl H/HU        Common   370442832      2,601      27,100                       Sole                   27,100
------------------------------------------------------------------------------------------------------------------------------------
HS Resources Inc.         Common   404297103      2,531     146,745                       Sole                  146,745
------------------------------------------------------------------------------------------------------------------------------------
Agribrands Internati      Common   00849R105      2,369      51,500                       Sole                   51,500
------------------------------------------------------------------------------------------------------------------------------------
Beazer Home               Common   07556Q105      2,376     123,439                       Sole                  123,439
------------------------------------------------------------------------------------------------------------------------------------
Washington Mutual In      Common   939322103      2,390      92,392                       Sole                   92,392
------------------------------------------------------------------------------------------------------------------------------------
Gillette Co               Common   375766102      2,224      54,000                       Sole                   54,000
------------------------------------------------------------------------------------------------------------------------------------
Bank of New York Inc      Common   064057102      2,188      54,716                       Sole                   54,716
------------------------------------------------------------------------------------------------------------------------------------
Conoco Inc C1-B           Common   208251405      2,141      86,093                       Sole                   86,093
------------------------------------------------------------------------------------------------------------------------------------
Hewlett Packard Co        Common   428236103      2,176      19,136                       Sole                   19,136
------------------------------------------------------------------------------------------------------------------------------------
Biogen Inc                Common   090597105      2,043      24,188                       Sole                   24,188
------------------------------------------------------------------------------------------------------------------------------------
Comdisco Inc.             Common   200336105      1,851      49,700                       Sole                   49,700
------------------------------------------------------------------------------------------------------------------------------------
Central & South West      Common   152357109      1,888      94,420                       Sole                   94,420
------------------------------------------------------------------------------------------------------------------------------------
BP Amoco Ads              Common   055622104      1,808      30,492                       Sole                   30,492
------------------------------------------------------------------------------------------------------------------------------------
Morgan JP & Co Inc        Common   616880100      1,760      13,900                       Sole                   13,900
------------------------------------------------------------------------------------------------------------------------------------
Convergys Corp            Common   212485106      1,749      56,900                       Sole                   56,900
------------------------------------------------------------------------------------------------------------------------------------
Du Pont E I De Nemou      Common   263534109      1,621      24,617                       Sole                   24,617
------------------------------------------------------------------------------------------------------------------------------------
Yahoo! Inc                Common   984332106      1,541       3,562                       Sole                    3,562
------------------------------------------------------------------------------------------------------------------------------------
Inktomi Corp              Common   457277101      1,479      16,672                       Sole                   16,672
------------------------------------------------------------------------------------------------------------------------------------
Cordant Technologies      Common   218412104      1,320      40,000                       Sole                   40,000
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Gulf Canada Res Ltd       Common   40218L305      1,345     398,800                       Sole                  398,800
------------------------------------------------------------------------------------------------------------------------------------
USX-Marathon Group        Common   902905827      1,315      53,300                       Sole                   53,300
------------------------------------------------------------------------------------------------------------------------------------
Flowers Industries        Common   343496105      1,227      77,000                       Sole                   77,000
------------------------------------------------------------------------------------------------------------------------------------
Suntrust Banks Inc.       Common    86791410      1,162      16,900                       Sole                   16,900
------------------------------------------------------------------------------------------------------------------------------------
TeeKay Shipping Corp      Common   V89564104      1,204      75,550                       Sole                   75,550
------------------------------------------------------------------------------------------------------------------------------------
Webb (Del) Corp.          Common   947423109      1,218      49,000                       Sole                   49,000
------------------------------------------------------------------------------------------------------------------------------------
Associates First Cap      Common   046008108      1,142      41,644                       Sole                   41,644
------------------------------------------------------------------------------------------------------------------------------------
Renaissancere Holdin      Common   G7496G103        960      23,500                       Sole                   23,500
------------------------------------------------------------------------------------------------------------------------------------
Bioreliance Corp          Common   090951104        920     160,957                       Sole                  160,957
------------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway C      Common   084670207        797         436                       Sole                      436
------------------------------------------------------------------------------------------------------------------------------------
Dover Corp                Common   260003108        834      18,400                       Sole                   18,400
------------------------------------------------------------------------------------------------------------------------------------
Trojan Technologies I     Common   896924107        827     127,348                       Sole                  127,348
------------------------------------------------------------------------------------------------------------------------------------
Textron Inc. Corp         Common   883203101        774      10,100                       Sole                   10,100
------------------------------------------------------------------------------------------------------------------------------------
Archstone Communitie      Common   039581103        647      31,608                       Sole                   31,608
------------------------------------------------------------------------------------------------------------------------------------
Boeing Co                 Common   097023105        682      16,472                       Sole                   16,472
------------------------------------------------------------------------------------------------------------------------------------
Everest Reinsurance       Common   299808105        642      28,800                       Sole                   28,800
------------------------------------------------------------------------------------------------------------------------------------
United Healthcare Co      Common   910581107        648      12,212                       Sole                   12,212
------------------------------------------------------------------------------------------------------------------------------------
Avnet Inc                 Common   053807103        613      10,140                       Sole                   10,140
------------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp      Common   060505104        590      11,764                       Sole                   11,764
------------------------------------------------------------------------------------------------------------------------------------
Bell Atlantic Corp        Common   077853109        626      10,172                       Sole                   10,172
------------------------------------------------------------------------------------------------------------------------------------
SBC Communications        Common   78387G103        579      11,877                       Sole                   11,877
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
AMB Properties            Common   00163T109        498      25,000                       Sole                   25,000
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co.      Common   369604103        510       3,300                       Sole                    3,300
------------------------------------------------------------------------------------------------------------------------------------
Legg Mason Navigator      Common   524659208        523       6,764                       Sole                    6,764
------------------------------------------------------------------------------------------------------------------------------------
Reliant Energy Incor      Common   75952J108        533      23,330                       Sole                   23,330
------------------------------------------------------------------------------------------------------------------------------------
Burlington Res Inc        Common   122014103        413      12,500                       Sole                   12,500
------------------------------------------------------------------------------------------------------------------------------------
Cox Communications        Common   224044107        428       8,328                       Sole                    8,328
------------------------------------------------------------------------------------------------------------------------------------
New Britain Conn Tax      Common   642713D32        474     500,000                       Sole                  500,000
------------------------------------------------------------------------------------------------------------------------------------
DBT Online Inc.           Common   233044106        367      15,100                       Sole                   15,100
------------------------------------------------------------------------------------------------------------------------------------
Noble Affiliates          Common   654894104        405      18,900                       Sole                   18,900
------------------------------------------------------------------------------------------------------------------------------------
Prologis                  Common   743410102        400      20,800                       Sole                   20,800
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson         Common   478160104        269       2,885                       Sole                    2,885
------------------------------------------------------------------------------------------------------------------------------------
Sprint Corp (PCS Gro      Common   852061506        285       2,781                       Sole                    2,781
------------------------------------------------------------------------------------------------------------------------------------
Southern Union Comp       Common   844030106        304      15,900                       Sole                   15,900
------------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems Inc      Common   866810104        325       4,200                       Sole                    4,200
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp             Common   929771103        319       4,700                       Sole                    4,700
------------------------------------------------------------------------------------------------------------------------------------
Westfield America         Common   959910100        275      22,396                       Sole                   22,396
------------------------------------------------------------------------------------------------------------------------------------
Automatic Data Proce      Common   053015103        258       4,800                       Sole                    4,800
------------------------------------------------------------------------------------------------------------------------------------
Consolidated Nat Gas      Common   209615103        259       4,000                       Sole                    4,000
------------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences Inc       Common   375558103        201       3,723                       Sole                    3,723
------------------------------------------------------------------------------------------------------------------------------------
Coca Cola Co              Common   191216100        247       4,252                       Sole                    4,252
------------------------------------------------------------------------------------------------------------------------------------